Long-Term Debt and Capital Lease Obligations (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Long-Term Debt and Capital Lease Obligations

	Principal Repayment terms	Facility maturity dates	January 31, 2013	April 30, 2012
Senior secured notes	At maturity	October 2020	1,287,005	1,084,109

Revolving credit facility:
US LIBOR plus a 4.5% margin	At maturity	October 2015	110,000	125,000
Alternate Base Rate plus a 3.5% margin	At maturity	October 2015	22,144	—
Other term loans:
Eurocopter Loan - 2.50%	At maturity	December 2015	2,295	4,623
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin	Semi-annually	June 2014	1,629	2,745
EDC-B.A. CDOR rate (6 month) plus a 0.8% margin	Semi-annually	April 2018	—	10,476

Capital lease obligations	Quarterly	March 2013 - October 2017	47,894	26,922

Boundary Bay financing - 6.93%	Monthly	April 2035	32,359	33,205

Total long-term debt and capital lease obligations			1,503,326	1,287,080

Less: current portion			(24,104)	(17,701)

Long-term debt and capital lease obligations			1,479,222	1,269,379

	Principal Repayment terms	Facility maturity dates	2012	2011

Senior secured notes	At maturity	October 2020	$1,084,109	$1,082,936

Revolving credit facility:
US LIBOR plus margin (i)	At maturity	October 2015	125,000	70,000

Other term loans:
Eurocopter Loan - 2.50%	At maturity	June 2011	—	1,618

Eurocopter Loan - 2.50%	On demand	—	4,623	—

EDC US loan - 5.04%	Semi-annually	November 2011	—	1,959
EDC-B.A. CDOR rate (6 month) plus margin (i)	Semi-annually	June 2014	2,745	3,993
EDC-B.A. CDOR rate (6 month) plus margin (i)	Semi-annually	April 2018	10,476	13,609
Capital lease obligations	Quarterly	June 2012 - May 2014	26,922	117,371

Boundary Bay Financing - 6.93%	Monthly	April 2035	33,205	—

Total long-term debt			1,287,080	1,291,486
Less: current portion			(17,701)	(106,642)

Long-term			$1,269,379	$1,184,844

(i)	Margins range from 0.8% to 4.5% during the year ended April 30, 2012 (2011 – 0.8% to 3.75%)